Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property and Equipment
Property and Equipment

(5)   Property and Equipment

Property and equipment, net consisted of the following:

	September 30,	December 31,
	2022	2021
Laboratory and computer equipment	$320,226	$247,522
Less accumulated depreciation	(110,355)	(41,254)
Total property and equipment, net	$209,871	$206,268

Depreciation expense for the nine months ended September 30, 2022 and 2021, was $69,101 and $13,482, respectively.

(5)   Property and Equipment

Property and equipment, net consisted of the following:

	December 31,	December 31,
	2021	2020
Laboratory equipment	$247,522	$—
Less accumulated depreciation	(41,254)	—
Total property and equipment, net	$206,268	$—

Depreciation expense for the years ended December 31, 2021 and 2020, was $42,470 and $0, respectively.